Schedule of Expected Pension Plan Payments (Details) $ in Thousands	Mar. 31, 2024 USD ($)
Retirement Benefits [Abstract]
2025	$ 43
2026	252
2027	81
2028	88
2029	95
2030-2034	$ 1,059